Capital [Member] Expense Example - Capital - TEMPCASH - CAPITAL SHARES	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 24
Expense Example, with Redemption, 3 Years	78
Expense Example, with Redemption, 5 Years	139
Expense Example, with Redemption, 10 Years	$ 316